Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Blackstone Alternative Investment Funds
Entity Central Index Key	0001557794
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000141764
Shareholder Report [Line Items]
Fund Name	Blackstone Alternative Multi-Strategy Fund
Class Name	Class I
Trading Symbol	BXMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.
Additional Information Phone Number	1-855-890-7725
Additional Information Website	www.bxmix.com
Expenses [Text Block]

What were the Fund costs for

the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$163Footnote Reference*	3.22%Footnote Reference**

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	3.22%
AssetsNet	$ 3,661,607,722
Holdings Count | Holding	4,654
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$3,661,607,722
Total Number of Portfolio Holdings	4,654
Portfolio Turnover RateFootnote Reference***	195%

Largest Holdings [Text Block]
Portfolio Composition	Percentage of Total Net Assets
Common Stock	28.1%
Mortgage-Backed SecuritiesFootnote Reference(1)	10.6%
Corporate Bonds & Notes	10.5%
Investments in Investee Funds	10.1%
Asset-Backed Securities	6.3%
Bank Debt	4.7%
Sovereign Debt	4.7%
U.S. Treasury Obligations	1.1%
Closed-End Funds	0.9%
Warrants	0.1%
Preferred Stock	0.1%
Convertible BondsFootnote Reference(2)	0.0%
RightsFootnote Reference(2)	0.0%
Other InvestmentsFootnote Reference(3)	0.6%
Securities Sold Short	-29.4%
Repurchase Agreements	2.0%
Other Assets and LiabilitiesFootnote Reference(4)	49.6%
Total	100.0%

C000145025
Shareholder Report [Line Items]
Fund Name	Blackstone Alternative Multi-Strategy Fund
Class Name	Class D
Trading Symbol	BXMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.
Additional Information Phone Number	1-855-890-7725
Additional Information Website	www.bxmix.com
Expenses [Text Block]

What were the Fund costs for

the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$177Footnote Reference*	3.49%Footnote Reference**

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	3.49%
AssetsNet	$ 3,661,607,722
Holdings Count | Holding	4,654
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$3,661,607,722
Total Number of Portfolio Holdings	4,654
Portfolio Turnover RateFootnote Reference***	195%

Largest Holdings [Text Block]
Portfolio Composition	Percentage of Total Net Assets
Common Stock	28.1%
Mortgage-Backed SecuritiesFootnote Reference(1)	10.6%
Corporate Bonds & Notes	10.5%
Investments in Investee Funds	10.1%
Asset-Backed Securities	6.3%
Bank Debt	4.7%
Sovereign Debt	4.7%
U.S. Treasury Obligations	1.1%
Closed-End Funds	0.9%
Warrants	0.1%
Preferred Stock	0.1%
Convertible BondsFootnote Reference(2)	0.0%
RightsFootnote Reference(2)	0.0%
Other InvestmentsFootnote Reference(3)	0.6%
Securities Sold Short	-29.4%
Repurchase Agreements	2.0%
Other Assets and LiabilitiesFootnote Reference(4)	49.6%
Total	100.0%

C000145027
Shareholder Report [Line Items]
Fund Name	Blackstone Alternative Multi-Strategy Fund
Class Name	Class Y
Trading Symbol	BXMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.
Additional Information Phone Number	1-855-890-7725
Additional Information Website	www.bxmix.com
Expenses [Text Block]

What were the Fund costs for

the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$159Footnote Reference*	3.14%Footnote Reference**

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	3.14%
AssetsNet	$ 3,661,607,722
Holdings Count | Holding	4,654
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$3,661,607,722
Total Number of Portfolio Holdings	4,654
Portfolio Turnover RateFootnote Reference***	195%

Largest Holdings [Text Block]
Portfolio Composition	Percentage of Total Net Assets
Common Stock	28.1%
Mortgage-Backed SecuritiesFootnote Reference(1)	10.6%
Corporate Bonds & Notes	10.5%
Investments in Investee Funds	10.1%
Asset-Backed Securities	6.3%
Bank Debt	4.7%
Sovereign Debt	4.7%
U.S. Treasury Obligations	1.1%
Closed-End Funds	0.9%
Warrants	0.1%
Preferred Stock	0.1%
Convertible BondsFootnote Reference(2)	0.0%
RightsFootnote Reference(2)	0.0%
Other InvestmentsFootnote Reference(3)	0.6%
Securities Sold Short	-29.4%
Repurchase Agreements	2.0%
Other Assets and LiabilitiesFootnote Reference(4)	49.6%
Total	100.0%